Loans (Tables)	6 Months Ended
Oct. 31, 2024
Loans [Abstract]
Schedule of Outstanding Balances of Loans

Outstanding balances of loans consist of the following:

As of April 30, 2024	Balance	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY	USD

Kiraboshi Bank	4,101,000	26,918	Nov. 12, 2024	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank	29,567,000	194,073	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi
Resona Bank	100,000,000	656,383	July 31, 2024	1.48%	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank	34,700,000	227,765	Sep. 30, 2027	2.69%
Total loans	168,368,000	1,105,139
Less: Loan origination fee	(115,500)	(758)
Current portion of long – term loan	(119,189,500)	(782,340)
Long-term loan – due over one year	49,063,000	322,041

As of October 31, 2024	Balance	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	JPY	USD

Kiraboshi Bank	603,000	3,958	Nov. 12, 2024	1.6%	Guaranteed by Mr. Satoshi Kobayashi and Tokyo guarantee
Kiraboshi Bank	27,065,000	177,650	Mar. 31, 2030	1.6%	Guaranteed by Mr. Satoshi Kobayashi
Shoko Chukin Bank	29,600,000	194,290	Sep. 30, 2027	2.69%
Total loans	57,268,000	375,898
Less: Loan origination fee	-	-
Current portion of long – term loan	(15,807,000)	(103,755)
Long-term loan – due over one year	41,461,000	272,143

Schedule of Future Loan Obligations According to the Terms of the Loan	As of October 31, 2024, the Company’s future loan obligations according to the terms of the loan agreement are as follows:
	JPY	USD
Remainder of 2025	8,205,000	53,856
2026	15,204,000	99,797
2027	15,204,000	99,797
2028	8,687,000	57,020
2029	5,004,000	32,845
Thereafter	4,964,000	32,583
Total	57,268,000	375,898